Annual Total Returns - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced International ETF - Fidelity Enhanced International ETF	Oct. 30, 2024
Bar Chart Table:
Annual Return 2014	(3.71%)
Annual Return 2015	1.49%
Annual Return 2016	1.89%
Annual Return 2017	27.59%
Annual Return 2018	(14.72%)
Annual Return 2019	18.27%
Annual Return 2020	7.66%
Annual Return 2021	11.47%
Annual Return 2022	(13.98%)
Annual Return 2023	18.96%